PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	September 30, 2013	December 31, 2012

Plant and machinery	$4,394,531	$3,681,644
Structure and leasehold improvements	29,863,406	15,446,062
Mature seeds	5,347,229	1,369,626
Furniture and equipment	171,403	212,479
Motor vehicles	244,555	277,513
	40,021,124	20,987,324

Less: Accumulated depreciation	(2,036,430)	(1,041,022)
Net book value	$37,984,694	$19,946,302

	2012	2011

Plant and machinery	$3,681,644	$1,855,068
Structure and leasehold improvements	15,446,062	27,211
Mature seeds	1,369,626	503,663
Furniture and equipment	212,479	773,185
Motor vehicles	277,513	106,298
	20,987,324	3,265,425

Less: Accumulated depreciation	(1,041,022)	(597,660)
Net carrying amount	19,946,302	2,667,765